SHARE CAPITAL (Details Narrative) - CAD ($)	1 Months Ended									12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Nov. 30, 2021	Aug. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Feb. 28, 2023	Feb. 28, 2022	Jan. 26, 2023	Sep. 30, 2021	Jul. 31, 2021	Feb. 28, 2021
IfrsStatementLineItems [Line Items]
Number of shares issued	200,000							36,891,918	4,000,000			950,000	2,500,000
Share issued at fair value								$ 78,948,705
Capital reserves										$ 45,739,342	$ 41,641,336
Private placement shares					13,208,000				7,518,750
Share price					$ 2.65				$ 2.00
Gross proceeds					$ 35,001,200				$ 15,037,500
Warrant price, per share					$ 4.00			$ 3.00	$ 3.00
Aggregate share issuance costs					$ 2,212,143				$ 651,551		$ 2,863,694
Units issued for acquisition, Shares								36,891,918
Finder's fee								$ 200,000
Finder's common shares								867,882
Finder's common shares at fair value								$ 1,865,947
Number of warrant exercised										82,650
Risk-free interest rate		3.41%	3.17%	3.17%		0.87%	0.97%			2.92%	1.79%
Forfeiture rate		0.00%	0.00%	0.00%		0.00%	0.00%			0.00%	0.00%
Percentage granted		0.00%	0.00%	0.00%		0.00%	0.00%			0.00%	0.00%
Expected volatility		104.00%	110.00%	110.00%		113.00%	114.00%			103.00%	110.00%
Market price of shares at grant date		$ 2.24	$ 1.90	$ 1.90		$ 1.95	$ 1.73			$ 4.72	$ 3.61
Option granted		150,000	250,000	100,000		500,000	7,050,000			1,300,000	1,750,000
Exercise price, granted		$ 2.14	$ 1.91	$ 2.74		$ 1.81	$ 2.17			$ 4.85	$ 3.63
Options valued		$ 262,860	$ 144,340	$ 144,340		$ 784,050	$ 9,494,940			$ 4,689,100	$ 5,002,025
Replacement stock options								1,423,210
Weighted average exercise price								$ 2.51		$ 2.47	$ 2.00				$ 0.92
Replacement stock options at fair value								$ 1,644,993
Share based compensation										$ 6,662,194	$ 5,921,090
Number of restricted share units granted										1,800,000	10,723,210
Options [Member]
IfrsStatementLineItems [Line Items]
Share based compensation										$ 6,716,937	$ 12,116,607
R S U [Member]
IfrsStatementLineItems [Line Items]
Percentage granted											2.00%
Share based compensation										$ 5,846,247	$ 172,093
Grant period											12 months
Vesting period		Oct. 04, 2024	Jul. 04, 2024							Oct. 04, 2024	Feb. 02, 2025
R S U [Member] | Director [Member]
IfrsStatementLineItems [Line Items]
Percentage granted											5.00%
Number of restricted share units granted		150,000	225,000							2,420,000	2,900,000
Number of restricted share units granted, value		$ 336,000	$ 423,000							$ 11,422,400	$ 10,469,000
P S U [Member]
IfrsStatementLineItems [Line Items]
Percentage granted											2.00%
Grant period											12 months
Number of shares issued for vest										2,000,000
P S U [Member] | Director [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued										2,000,000
Percentage granted											5.00%
Nevada [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued								4,000,000
Share issued at fair value								$ 7,200,000
Plateau [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued														133,265
Share issued at fair value														$ 273,366
Warrant price, per share										$ 3.00
Number of warrant issued										18,512,592
Number of warrant issued, value										$ 24,608,788
Big Smoky [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued													2,500,000
Share issued at fair value													$ 6,300,000
Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	3,370,982									5,572	10,234,460
Weighted average exercise price	$ 3.15									$ 3.00
Total proceeds	$ 9,343,053									$ 16,716	$ 10,876,808
Capital reserves	4,174,948										$ 2,522,956
Weighted average exercise price											$ 1.06
Private placement shares					6,604,000				3,759,375
Warrant price, per share					$ 4.00
Risk-free interest rate										0.49%
Forfeiture rate										0.00%
Percentage granted										0.00%
Expected volatility										114.00%
Market price of shares at grant date										$ 0.0214
Warrants [Member] | Plateau [Member]
IfrsStatementLineItems [Line Items]
Warrant price, per share										$ 0.29
Number of warrant issued										11,290,820
Number of warrant issued, value										$ 3,869,201
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price											$ 1.12
Total proceeds	4,583,392										$ 3,811,726
Capital reserves	$ 3,132,758										$ 2,758,727
Weighted average exercise price	$ 1.32
Non Transferable Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued									295,125
Share issued at fair value									$ 378,704
Finders Warrants [Member]
IfrsStatementLineItems [Line Items]
Private placement shares									295,125
Warrant 1 [Member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate										0.36%
Forfeiture rate										0.00%
Percentage granted										0.00%
Expected volatility										101.00%
Market price of shares at grant date										$ 0.0214
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	2,966,282			2,250,000						5,572	10,234,460
Share issued at fair value	$ 4,503,000			$ 4,635,000
Common Shares [Member] | Maran Ventures Ltd [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	200,000
Share issued at fair value	$ 946,000
Common Share [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	950,000
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	3,442,589									540,600	3,405,098